Other Accounts Payable	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 6 - OTHER ACCOUNTS PAYABLE:
	December 31, 2023	December 31, 2022

Employees’ salaries and related liabilities	388	396
Related parties	354	332
Accrued expenses	267	470
Other	17	18
Total	1,026	1,216